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                       METLIFE INVESTORS INSURANCE COMPANY
                   METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 (800) 989-3652

             FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE
           INSURANCE POLICY AND FLEXIBLE PREMIUM SINGLE LIFE VARIABLE
                             LIFE INSURANCE POLICY

                       Supplement dated October 9, 2002 to
                          Prospectus dated May 1, 2002



This supplement makes the following modifications to the provisions of the prospectus:

         1. The following language is added under LAPSE AND GRACE PERIOD:

         The cash surrender value at the end of the No Lapse Period may be insufficient to keep the policy in force unless an additional premium payment is made at that time. The additional premium required may be significantly higher than the No Lapse Premium. If you pay only the No Lapse Premium, you may be foregoing the advantage of potentially building up a significant cash value.

         2. The phrase "except in the case of fraud" is deleted from the first sentence under OUR RIGHT TO CONTEST.